John Deere Owner Trust 2024			EXHIBIT 99.2
Statement to Certificateholders

$341,500,000 Class A-1 5.52100% Asset Backed Notes due March 17, 2025
$300,000,000 Class A-2A 5.19% Asset Backed Notes due February 16, 2027
$155,250,000 Class A-2B Floating Rate Asset Backed Notes due February 16, 2027
$455,250,000 Class A-3 4.96% Asset Backed Notes due November 15, 2028
$98,580,000 Class A-4 4.91% Asset Backed Notes due February 18, 2031
$34,635,510 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			5.00981%
Class A-2B interest rate:			5.37981%

Payment Date:			15-Nov-24

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$23,736,988.47
		per $1,000 original principal amount:	$69.51

	(b)	Class A-2A Notes:	$25,482,930.74
		per $1,000 original principal amount:	$84.94

	(c)	Class A-2B Notes:	$13,187,416.66
		per $1,000 original principal amount:	$84.94

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$62,407,335.86

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$112,850.26
		per $1,000 original principal amount:	$0.33

		(ii) Class A-2A Notes:	$1,297,500.00
		per $1,000 original principal amount:	$4.33

		(iii) Class A-2B Notes:	$719,213.35
		per $1,000 original principal amount:	$4.63

		(iv) Class A-3 Notes:	$1,881,700.00
		per $1,000 original principal amount:	$4.13

		(v) Class A-4 Notes:	$403,356.50
		per $1,000 original principal amount:	$4.09

		(vi) Total:	$4,414,620.11

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$1,046,233,179.90

	(b)	Note Value at end of related Collection Period:	$1,005,045,162.23

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$34,635,510.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$274,517,069.26
		(ii) A-2A Note Pool Factor:	0.9150569

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$142,062,583.34
		(ii)	A-2B Note Pool Factor:	0.9150569

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$455,250,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$98,580,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$924,699.79
		(i)	per $1,000 original principal amount:	$0.63
	(b)	Amount of Servicing Fee earned:		$924,699.79
	(c)	Amount of Servicing Fee paid:		$924,699.79
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$2,532,847.27

(11)	(i)	Amount in Reserve Account:		$13,852,155.10
	(ii)	Specified Reserve Account Balance:		$13,852,155.10

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$16,121,979.90
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.54%

(13)	(i)	Aggregate amount of net losses for the collection period:		$727,664.34
	(ii)	Cumulative amount of net losses:		$2,028,364.25
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.14%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$2,234,532.66
		(ii)	% of Pool Balance:	0.20%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%